Submission	Oct. 08, 2025
Submission [Line Items]
Central Index Key	0002090145
Registrant Name	CAIS SPORTS, MEDIA AND ENTERTAINMENT FUND
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A